UNITED STATES
                                          SECURITIES AND EXCHANGE COMMISSION
                                                Washington, D.C. 20549

                                                       Form 13F

                                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number: ________

	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Portland Global Advisors, LLC
Address:	217 Commercial Street
		Portland, ME 04101

Form 13F File Number: 028-14055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:		Derek Jaskulski
Title:		Principal
Phone:		207-773-2773

Signature, Place, and Date of Signing:


     /s/ Derek Jaskulski          Portland, Maine          April 25, 2013


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:	None.

                                             FORM 13 F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	    0


Form 13F Information Table Entry Total:	    82


Form 13F Information Table Value Total:	    $140,578 (in thousands)


List of Other Included Managers:	    None

                                             FORM 13F INFORMATION TABLE
                                             As of March 31, 2013




                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allergan Inc                   COM              018490102     1106     9905 SH       Sole                                       9905
AmBev (preferred)ADR           COM              20441W203      909    21470 SH       Sole                                      21470
Amazon.com                     COM              023135106      269     1010 SH       Sole                                       1010
American Movil ADR             COM              02364W105     1786    85198 SH       Sole                                      85198
Amgen Inc                      COM              031162100     1395    13607 SH       Sole                                      13607
Apple Computer                 COM              037833100      688     1555 SH       Sole                                       1555
BHP Billiton Ltd.              COM              088606108      658     9620 SH       Sole                                       9620
Bank of New York Mellon        COM              064058100     1529    54614 SH       Sole                                      54614
Becton Dickinson Co.           COM              075887109     1241    12975 SH       Sole                                      12975
Berkshire Hathaway Inc Cl A    COM              084670108      469        3 SH       Sole                                          3
Bristol Myers Squibb           COM              110122108      231     5614 SH       Sole                                       5614
CNOOC ADR                      COM              126132109     1095     5720 SH       Sole                                       5720
Check Point Software (ISR)     COM              M22465104      564    12005 SH       Sole                                      12005
Chevron Corp                   COM              166764100      200     1686 SH       Sole                                       1686
China Life Insurance Co.       COM              16939P106     1179    29913 SH       Sole                                      29913
Church & Dwight                COM              171340102     2507    38787 SH       Sole                                      38787
Coach Inc.                     COM              189754104      864    17285 SH       Sole                                      17285
CocaCola Femsa (Mex)           COM              191241108     1375     8397 SH       Sole                                       8397
Colgate                        COM              194162103      254     2150 SH       Sole                                       2150
DJ Select Dividend Index       COM              464287168     2971    46859 SH       Sole                                      46859
Diageo PLC                     COM              25243Q205     1885    14978 SH       Sole                                      14978
EMC Corp Com                   COM              268648102      812    34008 SH       Sole                                      34008
Emerson Electric               COM              291011104      283     5064 SH       Sole                                       5064
Exelis Inc                     COM              30162a108      187    17185 SH       Sole                                      17185
Exxon Corp                     COM              30231G102     1408    15622 SH       Sole                                      15622
FedEx Corp.                    COM              31428X106     1870    19040 SH       Sole                                      19040
Fifth Third Bancorp            COM              316773100      386    23678 SH       Sole                                      23678
General Electric               COM              369604103     1019    44090 SH       Sole                                      44090
General Mills                  COM              370334104      447     9060 SH       Sole                                       9060
HSBC Hldgs (UK)                COM              404280406      521     9761 SH       Sole                                       9761
Hasbro Corp                    COM              418056107     1478    33635 SH       Sole                                      33635
Hershey Foods Corp             COM              427866108     1226    14010 SH       Sole                                      14010
ICICI Bank (India)             COM              45104G104     1529    35641 SH       Sole                                      35641
ITT Corp                       COM              450911201      249     8744 SH       Sole                                       8744
Intel                          COM              458140100      557    25529 SH       Sole                                      25529
International Business Machine COM              459200101     1328     6226 SH       Sole                                       6226
Iron Mountain                  COM              462846106     1137    31325 SH       Sole                                      31325
Johnson & Johnson              COM              478160104      613     7518 SH       Sole                                       7518
KLD Select Social Index Fund   COM              464288802      284     4275 SH       Sole                                       4275
Kellogg Co                     COM              487836108      314     4876 SH       Sole                                       4876
Manpower                       COM              56418H100     1547    27268 SH       Sole                                      27268
McCormick Inc                  COM              579780206      391     5315 SH       Sole                                       5315
McDonald's                     COM              580135101      843     8452 SH       Sole                                       8452
Mead Westvaco Corp             COM              583334107      595    16396 SH       Sole                                      16396
Merck & Co                     COM              58933y105     1229    27795 SH       Sole                                      27795
Microsoft                      COM              594918104     1177    41145 SH       Sole                                      41145
Mindray Medical Int'l          COM              602675100     1204    30145 SH       Sole                                      30145
Minnesota Mining & MFG Co      COM              88579Y101      656     6171 SH       Sole                                       6171
Norfolk Southern               COM              655844108     1922    24932 SH       Sole                                      24932
Pao de Acucar (BZL)            COM              20440t201      495     9295 SH       Sole                                       9295
Pepsico                        COM              713448108      214     2699 SH       Sole                                       2699
Pfizer                         COM              717081103      459    15888 SH       Sole                                      15888
Philip Morris Int'l            COM              718172109      216     2335 SH       Sole                                       2335
Proctor & Gamble               COM              742718109      849    11019 SH       Sole                                      11019
Rockwell Automation Inc        COM              773903109      495     5735 SH       Sole                                       5735
S&P Mid Cap 400 ETF            COM              464287507     1789    15544 SH       Sole                                      15544
S&P MidCap 400                 COM              78467Y107    12798    61023 SH       Sole                                      61023
S&P Spyders                    COM              78462F103    21174   135149 SH       Sole                                     135149
Schlumberger                   COM              806857108     1243    16598 SH       Sole                                      16598
Sherwin Williams               COM              824348106      261     1545 SH       Sole                                       1545
Siemens ADR (Ger)              COM              826197501     1532    14210 SH       Sole                                      14210
Smith & Nephew (UK) ADR        COM              83175M205     1383    23960 SH       Sole                                      23960
Soc Quimica y Minera de Chile  COM              833635105     1215    21912 SH       Sole                                      21912
St Jude Medical                COM              790849103     1304    32247 SH       Sole                                      32247
Suncor Energy                  COM              867224107     1222    40714 SH       Sole                                      40714
Target Corp                    COM              87612E106      206     3005 SH       Sole                                       3005
Teva Pharmaceutical (ISR)      COM              881624209     1517    38240 SH       Sole                                      38240
Texas Instruments              COM              882508104     1770    49878 SH       Sole                                      49878
Total Market Viper             COM              922908769    10382   128235 SH       Sole                                     128235
US Bancorp                     COM              902973304     2441    71936 SH       Sole                                      71936
Unilever (NL-UK)               COM              904784709     1410    34400 SH       Sole                                      34400
Vanguard All-World ex-US ETF   COM              922042775     3167    68310 SH       Sole                                      68310
Vanguard Emerging Markets ETF  COM              922042858     3981    92810 SH       Sole                                      92810
Verizon Communications         COM              92343V104      278     5664 SH       Sole                                       5664
Vina Concha Y Toro (CHL)       COM              927191106      439    11364 SH       Sole                                      11364
Wisdom Tree EMG Small Cap      COM              97717W281     1041    20180 SH       Sole                                      20180
Xylem                          COM              98419m100      483    17510 SH       Sole                                      17510
i Shares MSCI Emerging Markets COM              464287234     6242   145955 SH       Sole                                     145955
iShares MSCI EAFE Index        COM              464287465     7061   119715 SH       Sole                                     119715
iShares Russell 2000           COM              464287655     4151    43955 SH       Sole                                      43955
iShares Russell Microcap       COM              464288869      661    11265 SH       Sole                                      11265
iShares S&P 500 Growth         COM              464287309      312     3793 SH       Sole                                       3793

					  	   TOTAL:   $140,578  2,206,345